Note 10 - Leases (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Lease, Cost [Table Text Block]
(Dollars in thousands)	2021	2020
Operating lease cost	$739	892

Other Information Related to Operating Leases [Table Text Block]
(Dollars in thousands)	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$739	892
Weighted-average remaining lease term – operating leases, in years	2.3	3.8
Weighted-average discount rate – operating leases	1.85%	2.19%

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
(Dollars in thousands)	December 31, 2021
2022	$217
2023	92
2024	77
2025	14
2026 and thereafter	0
Total lease payments	400
Less: Interest	(8)
Present value of lease liabilities	$392